Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 40

SUBSEQUENT EVENTS

Since December 31, 2021, the Bank has issued the following subordinated bonds:

Series	Currency	Annual interest rate	Issuance date	Issuance amount	Maturity date
USTDW70320	UF	3.46%	01-07-22	1,065,000	01-09-28
USTDW70320	UF	3.46%	01-07-22	335,000	01-09-28
USTDW70320	UF	3.56%	01-07-22	1,800,000	01-09-28
USTDW70320	UF	3.56%	01-07-22	100,000	01-09-28

On February 4, 2022, an autonomous and technical committee, conformed by four members designated by each of the Central Bank, the FMC, the National Economic Prosecutor (Fiscalía Nacional Económica) and the Ministry of Finance, announced new limits for interchange fees with a maximum fee of 0.6% for debit cards, 1.48% for credit cards and 1.04% for prepaid cards. The Bank is assessing the potential impacts of the implementation of these limits on its results related to means of payment and card operations.

No other subsequent events that need to be disclosed occurred between January 1, 2022 and the date of issuance of these Consolidated Financial Statements (February 25, 2022).